Acquisitions and Dispositions (Schedule of Long Term Debt) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Current maturities of long-term debt	[1],[2]	$ (3,624)	$ (3,078)
Unamortized discount, premium and debt issuance costs, net		(248)	$ (245)
SCANA
Business Acquisition [Line Items]
Total principal		6,795
Current maturities of long-term debt		(59)
Unamortized discount, premium and debt issuance costs, net		(29)
Total long-term debt		6,707
Variable rate debt		$ 68
Variable rate debt, interest rate		1.72%
SCANA | Unsecured Medium Term Notes due Two Thousand Twenty to Two Thousand Twenty Two [Member]
Business Acquisition [Line Items]
Weighted- average Coupon (percentage)	[3]	5.42%
Total principal		$ 800
SCANA | Unsecured Senior Notes due Two Thousand Nineteen to Two Thousand Thirty Four [Member]
Business Acquisition [Line Items]
Weighted- average Coupon (percentage)	[3]	3.44%
Total principal		$ 70
SCANA | First Mortgage Bonds due Two Thousand Twenty One to Two Thousand Sixty Five [Member]
Business Acquisition [Line Items]
Weighted- average Coupon (percentage)	[3]	5.52%
Total principal		$ 4,990
SCANA | Genco Notes due Two Thousand Nineteen to Two Thousand Twenty Four [Member]
Business Acquisition [Line Items]
Weighted- average Coupon (percentage)	[3]	5.49%
Total principal		$ 40
SCANA | Industrial and Pollution Control Bonds due Two Thousand Twenty Eight to Two Thousand Thirty Eight [Member]
Business Acquisition [Line Items]
Weighted- average Coupon (percentage)	[3],[4]	3.52%
Total principal	[4]	$ 122
SCANA | Psnc Senior Debentures and Notes due Two Thousand Twenty to Two Thousand Forty Seven [Member]
Business Acquisition [Line Items]
Weighted- average Coupon (percentage)	[3]	5.07%
Total principal		$ 700
SCANA | Others due Two Thousand Nineteen to Two Thousand Twenty Seven [Member]
Business Acquisition [Line Items]
Weighted- average Coupon (percentage)	[3]	3.46%
Total principal		$ 73

[1]	2017 excludes $250 million of Dominion Energy Questar Pipeline’s senior notes that matured in February 2018 using proceeds from the January 2018 issuance, through private placements, of $100 million and $150 million of senior notes that mature in 2028 and 2038, respectively.
[2]	Includes $20 million of estimated mandatory prepayments due within one year based on estimated cash flows in excess of debt service at SBL Holdco and Dominion Solar Projects III, Inc.
[3]	Represents weighted-average coupon rates for debt outstanding at closing of the SCANA Combination.
[4]	Includes variable rate debt of $68 million, with a weighted-average interest rate of 1.72%, which is hedged by fixed swaps